Note 22 - Other Liabilities - Actuarial Assumptions (Details) - Post-employment benefits	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member] | Unfunded
Disclosure of defined benefit plans [line items]
Discount rate	1.00%	1.00%
Rate of compensation increase	0.00%	0.00%
Bottom of range [member] | Funded
Disclosure of defined benefit plans [line items]
Discount rate	2.00%	1.00%
Rate of compensation increase	0.00%	0.00%
Top of range [member] | Unfunded
Disclosure of defined benefit plans [line items]
Discount rate	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%
Top of range [member] | Funded
Disclosure of defined benefit plans [line items]
Discount rate	3.00%	3.00%
Rate of compensation increase	3.00%	3.00%